Subsequent Events (Details) (USD $)	12 Months Ended			1 Months Ended			1 Months Ended			3 Months Ended																			4 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended	4 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Oct. 18, 2012 Convertible Notes Payable [Member]	Dec. 31, 2013 Promissory Notes [Member]	Dec. 31, 2013 Promissory Notes [Member] Chord Advisors [Member]	Oct. 08, 2013 Units [Member]	Aug. 08, 2013 Units [Member]	Oct. 08, 2013 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Sep. 06, 2013 Warrant [Member]	Jun. 25, 2013 Warrant [Member]	Jun. 21, 2013 Warrant [Member]	Apr. 17, 2013 Warrant [Member]	Apr. 04, 2013 Warrant [Member]	Mar. 28, 2013 Warrant [Member]	Mar. 22, 2013 Warrant [Member]	Mar. 04, 2013 Warrant [Member]	Feb. 15, 2013 Warrant [Member]	Jan. 28, 2013 Warrant [Member]	Jan. 15, 2013 Warrant [Member]	Jan. 10, 2013 Warrant [Member]	Dec. 19, 2012 Warrant [Member]	Nov. 08, 2012 Warrant [Member]	Oct. 18, 2012 Warrant [Member]	Sep. 01, 2012 Warrant [Member]	Jul. 16, 2012 Warrant [Member]	Apr. 14, 2014 Subsequent Event [Member]	May 07, 2014 Subsequent Event [Member] Undiscovered Equities Inc [Member]	Apr. 11, 2014 Subsequent Event [Member] PBNJ Advisors [Member]	Jan. 31, 2014 Subsequent Event [Member] Vehicles [Member]	Jan. 31, 2014 Subsequent Event [Member] Convertible Notes Payable [Member]	Feb. 28, 2014 Subsequent Event [Member] Convertible Notes Payable [Member]	Jan. 23, 2014 Subsequent Event [Member] Convertible Notes Payable [Member]	Jan. 31, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] Chord Advisors [Member]	Jan. 23, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] Chord Advisors [Member]	Feb. 28, 2014 Subsequent Event [Member] Promissory Notes [Member]	Apr. 14, 2014 Subsequent Event [Member] Warrant [Member]
Sale of common stock:
Maximum amount of units authorized in offering							$ 5,000,000
Shares authorized in offering							4,000,000
Price per Unit							$ 1.25																												$ 1.25		$ 1.25
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Equity instrument, expiration date									Oct. 31, 2016
Exercise price of warrants (in dollars per share)									2.50			1.00	2.00	2.40	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00			2.00
Discretionary additional amount authorized in offering								750,000
Proceeds from Units offering																													870,000
Aggregate amount of proceeds from Units issuance																													696,000
Stock issued, shares																													696,000
Number of instruments issued										592,000	104,000																												652,000
Shares issued to settle debt																																	75,000			25,000
Warrants issued to settle debt																																	9,375			3,125
Loss on settlement of debt	14,679																																93,750			31,250
Common stock issued in lieu of accrued interest	52,545																																42,852			14,002
Issuance of notes payable:
Debt instrument, face amount																																		50,000				25,000
Debt instrument, interest rate																																		10.00%				3.25%
Debt instrument, maturity date				Apr. 08, 2013																																		Mar. 29, 2014
Sale of Vehicles:
Fair value of fixed asset sold		2,640																														77,390
Promissory Notes and Promissory Notes - Related Party
Amount of debt in default					37,500	12,500
Others
Consulting fee																														7,500
Restricted stock issuances, shares																														50,000	50,000
Monthly cash payment for advisory services																															5,600
Annual payment for advisory services																															67,200
Warrants issued to purchase common stock shares (in shares)												500,000	322,500	64,500	125,000	50,000	6,250	18,750	18,750	18,750	62,500	25,000	37,500	25,000	275,000	525,000	100,000	1,800,000			100,000
Warrant, exercisable term																															3 years
Monthly health insurance benefit maximum																															$ 400